19. Share-based Compensation (Details - Non-vested options) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options [Member]
Shares
Granted (in shares)	300,000	65,000	287,000
Weighted Average Exercise Price Per Share
Granted (in dollars per share)	$ 9	$ 3	$ 13
Forfeited (in dollars per share)	$ 27	$ 4	$ 10
Options [Member] | Nonvested [Member]
Shares
Non-vested shares at beginning of year (in shares)	115,750	183,300	379,920
Granted (in shares)	300,000	65,000	287,000
Vested (in shares)	(50,350)	(70,050)	(87,285)
Forfeited (in shares)	(13,950)	(62,500)	(396,335)
Non-vested shares at end of year (in shares)	351,450	115,750	183,300
Weighted Average Exercise Price Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 11	$ 8	$ 9
Granted (in dollars per share)	9	3	13
Vested (in dollars per share)	9	17	25
Forfeited (in dollars per share)	50	4	13
Non-vested shares at end of year (in dollars per share)	$ 8	$ 11	$ 8
Restricted Stock [Member] | Nonvested [Member]
Shares
Non-vested shares at beginning of year (in shares)	0	1,250	1,313
Granted (in shares)	0	107,000	663,460
Vested (in shares)	0	(108,250)	(663,273)
Forfeited (in shares)	0	0	(250)
Non-vested shares at end of year (in shares)	0	0	1,250
Weighted Average Grant Date Fair Value Per Share
Non-vested shares at beginning of year (in dollars per share)		$ 185	$ 264
Granted (in dollars per share)		3	1
Vested (in dollars per share)		5	1
Forfeited (in dollars per share)			185
Non-vested shares at end of year (in dollars per share)			$ 185